Expenses by category (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2020 CHF (SFr) Employee	Dec. 31, 2019 CHF (SFr) Employee	Dec. 31, 2018 CHF (SFr) Employee
Research and Development [Abstract]
Operating expenses	SFr 43,787	SFr 37,465	SFr 32,921
Payroll expenses	14,424	12,382	10,662
Share-based compensation	1,276	585	694
Total research and development expenses	SFr 59,487	SFr 50,432	SFr 44,277
Full-time equivalents in research and development | Employee	115.3	102.7	87
General and administrative [Abstract]
Operating expenses	SFr 7,471	SFr 6,637	SFr 4,903
Payroll expenses	8,274	7,172	5,740
Share-based compensation	2,812	2,249	1,824
Total general and administrative expenses	SFr 18,557	SFr 16,058	SFr 12,467
Full-time equivalents in general and administrative functions | Employee	26.7	24.1	17
Financial result, net [Abstract]
Financial income	SFr 78	SFr 303	SFr 127
Financial expense	(184)	(1,926)	(334)
Change in fair value of conversion feature	0	4,542	0
Exchange differences	(555)	(2,013)	(1,194)
Finance result, net	(661)	SFr 906	SFr (1,401)
Convertible Note Agreement with Lilly [Member]
Financial result, net [Abstract]
Net interest expense	1,400
Effective interest recorded to amortize the host debt	SFr 1,200